Organization and description of business operations (Details)	Jul. 22, 2020	Apr. 15, 2020 item $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Organization and description of business operations
Number of classes of stock | item		2
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		20,000,000	200,000,000	20,000,000	20,000,000
Preferred shares, shares authorized (in shares)		2,696,439	10,000,000	2,696,439	2,696,439
Conversion of preferred units to preferred stock		2,696,439
Common stock shares issuable upon conversion of preferred stock		1,557,435
Conversion of common units to common stock		5,775,898
Reverse stock split ratio	0.5775898